Condensed Consolidated Statements of Operations and Comprehensive Income/(Loss) (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares
Defined Benefit Plan Disclosure [Line Items]
Total revenue	$ 1,640	¥ 11,131	¥ 175,588
Cost of revenue	(3,252)	(22,067)	(89,952)
Gross profit	(1,612)	(10,936)	85,636
Operating expenses:
Research and development expenses	(3,294)	(22,355)	(41,592)
Sales and marketing expenses	(260)	(1,762)	(4,267)
General and administrative expenses	(2,641)	(17,922)	(19,017)
Total operating expenses	(6,195)	(42,039)	(64,876)
Income/(loss) from operations	(7,807)	(52,975)	20,760
Interest income	535	3,631	6,234
Foreign exchange loss, net	(616)	(4,182)	(542)
Change in fair value of cryptocurrencies	(13,189)	(89,487)	(27,966)
Loss before income tax expenses	(20,387)	(138,336)	(1,146)
Income tax (expense)/benefit	(1,559)	(10,578)	5,401
Net income/(loss)	(21,946)	(148,914)	4,255
Foreign currency translation adjustment, net of nil tax	(629)	(4,268)	(857)
Total comprehensive income/(loss)	$ (22,575)	¥ (153,182)	¥ 3,398
Weighted average number of shares used in per share calculation:
Basic	121,847,288	121,847,288	120,480,088
Diluted	121,847,288	121,847,288	120,555,532
Net income/(loss) per share:
Basic | (per share)	$ (0.18)	¥ (1.22)	¥ 0.04
Diluted | (per share)	$ (0.18)	¥ (1.22)	¥ 0.04
Third Parties [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenue	$ 41	¥ 279	¥ 175,588
Operating expenses:
Other income, net	273	1,847	368
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Total revenue	1,599	10,852
Operating expenses:
Other income, net	$ 417	¥ 2,830